Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 2,004.3	$ 1,810.4	$ 1,441.9
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	3,766.0	3,327.9
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,761.7	1,517.5
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	459.6	427.0	360.0
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,247.4	1,127.4
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	787.8	700.4
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	735.7	672.0	513.3
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,461.9	1,278.3
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	726.2	606.3
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	613.2	544.7	418.7
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	860.9	755.5
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	247.7	210.8
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	195.8	166.7	$ 149.9
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	195.8	166.7
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 0.0	$ 0.0